Schedule of Leasehold Improvements and Equipment (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 1	$ 225
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 2	0
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 3	225
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 4	0
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 5	418
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 6	265
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 7	153
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 8	138
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 9	43
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 10	34
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 11	9
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 12	11
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 13	63
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 14	63
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 15	0
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 16	0
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 17	749
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 18	362
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 19	387
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 20	$ 149